Severance Indemnities and Pension Plans (Schedule of Expected Amounts that will be Amortized from Accumulated Other Changes in Equity from Nonowner Sources in Next Fiscal Year) (Details) (JPY ¥)
In Millions
12 Months Ended
Mar. 31, 2012
Domestic subsidiaries, Pension benefits and SIP [Member]
Net actuarial loss	¥ 28,298
Prior service cost	(10,465)
Total	17,833
Foreign offices and subsidiaries, Pension benefits [Member]
Net actuarial loss	3,805
Prior service cost	29
Total	3,834
Foreign offices and subsidiaries, Other benefits [Member]
Net actuarial loss	520
Prior service cost	(55)
Net obligation at transition	82
Total	¥ 547